Taxes (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(9.60%)	(8.40%)	(9.70%)
75% of research and development expenses deduction			0.10%
Tax rate difference outside of PRC		(3.40%)	(1.30%)
Change in valuation allowance	(15.30%)	(12.60%)	(16.50%)
Permanent difference	(0.10%)	(0.10%)	1.50%
Effective tax rate		0.50%	(0.90%)